Condensed consolidated statements of changes in equity - USD ($) shares in Millions, $ in Millions		Total	Equity attributable to the equity holders of the parent	Share capital	Treasury shares	Mandatorily convertible notes	Additional paid-in capital	Retained earnings	Foreign currency translation adjustments	Unrealized gains (losses) on derivative financial instruments	Unrealized gains (losses) on investments in equity instruments at FVOCI	Recognized actuarial losses	Non-controlling interests
Beginning balance (in shares) at Dec. 31, 2022	[1],[2]			805
Beginning balance at Dec. 31, 2022		$ 55,590	$ 53,152	$ 312	$ (1,895)	$ 509	$ 28,651	$ 45,442	$ (20,819)	$ 2,905	$ 437	$ (2,390)	$ 2,438
Changes in equity [abstract]
Net income (including non-controlling interests)		3,047	2,956					2,956					91
Other comprehensive (loss) income		487	476						1,103	(548)	(89)	10	11
Total comprehensive (loss) income		3,534	3,432					2,956	1,103	(548)	(89)	10	102
Cancellation of shares		0		$ (9)	664		(655)
Issue of convertible instruments (in shares)	[1],[2]			57
Conversion of mandatorily convertible notes		231	231		1,534	(509)	(794)
Recognition of share-based payments (in shares)	[1],[2]			2
Recognition of share-based payments		22	22		41		(19)
Share buyback (in shares)	[1],[2]			(25)
Share buyback		(704)	(704)		(704)
Dividend		(435)	(370)					(370)					(65)
Early redemption of mandatory convertible bonds		(315)	(24)					(24)					(291)
Disposal of Erdemir shares		0						333			(333)
Other movements		(14)	(19)					(19)					5
Ending balance (in shares) at Jun. 30, 2023	[1],[2]			839
Ending balance at Jun. 30, 2023		57,909	55,720	$ 303	(360)	0	27,183	48,318	(19,716)	2,357	15	(2,380)	2,189
Beginning balance (in shares) at Dec. 31, 2023	[1],[2]			819
Beginning balance at Dec. 31, 2023		56,068	53,961	$ 303	(849)	0	27,185	46,264	(18,441)	1,978	(4)	(2,475)	2,107
Changes in equity [abstract]
Net income (including non-controlling interests)		1,486	1,442					1,442					44
Other comprehensive (loss) income		(1,943)	(1,891)						(1,742)	(166)	24	(7)	(52)
Total comprehensive (loss) income		(457)	(449)					1,442	(1,742)	(166)	24	(7)	(8)
Recognition of share-based payments (in shares)	[1],[2]			1
Recognition of share-based payments		23	23		21		2
Share buyback (in shares)	[1],[2]			(35)
Share buyback		(900)	(900)		(900)
Dividend		(490)	(397)					(397)					(93)
Disposal of Erdemir shares		0						75			(75)
Increase in non-controlling interests in Finocas NV (note 6)		68											68
Other movements		(13)	(34)					(34)					21
Ending balance (in shares) at Jun. 30, 2024	[1],[2]			785
Ending balance at Jun. 30, 2024		$ 54,299	$ 52,204	$ 303	$ (1,728)	$ 0	$ 27,187	$ 47,350	$ (20,183)	$ 1,812	$ (55)	$ (2,482)	$ 2,095

[1]	Excludes treasury shares
[2]	In millions of shares